Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 28, 2012
Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Central Index Key	dei_EntityCentralIndexKey	0001388485
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2012
Origin International Equity Fund (Prospectus Summary) | Origin International Equity Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OINTX